Schedule of lease of office premises (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non-current	$ 51,827	$ 67,661
Current	30,331	23,693
Lease liabilities	82,158	91,354
Office Premises [Member]
IfrsStatementLineItems [Line Items]
Non-current	51,827	67,661
Current	30,331	23,693
Lease liabilities	$ 82,158	$ 91,354